Shareholders' equity - Narrative (Details)									12 Months Ended
	Dec. 30, 2022 $ / shares	Sep. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Mar. 31, 2022 $ / shares	Mar. 15, 2022 installment $ / shares	Jun. 30, 2021 shares	Aug. 12, 2020 shares	Feb. 15, 2019 USD ($) shares	Dec. 31, 2022 USD ($) vote $ / shares shares	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	May 22, 2018 USD ($) $ / shares
Class of Stock [Line Items]
Common stock authorized (in shares)									500,000,000
Common stock, par value (in dollars per share) | $ / shares									$ 0			$ 0
Common stock outstanding (in shares)												204,070,029
Common stock issued (in shares)									210,594,545	210,478,322	207,265,773	204,070,029
Dividends declared (in dollars per share) | $ / shares					$ 0.15
Common stock, dividends, number of payment installments | installment					4
Dividends (in dollars per share) | $ / shares	$ 0.03	$ 0.04	$ 0.04	$ 0.04					$ 0.15		$ 0.05
Dividends paid, cash | $									$ 31,587,000
Class A
Class of Stock [Line Items]
Common stock authorized (in shares)									420,000,000
Common stock outstanding (in shares)												124,070,029
Common stock issued (in shares)									130,594,545	130,478,322	127,265,773	124,070,029
Shares issued during the period (in shares)									116,223	251,623	472,130
Repurchased share distributed (in shares)						2,960,926	2,723,614
Number of votes per share (in votes) | vote									1
Class B
Class of Stock [Line Items]
Common stock authorized (in shares)									80,000,000
Common stock outstanding (in shares)												80,000,000
Common stock issued (in shares)									80,000,000	80,000,000	80,000,000	80,000,000
Number of votes per share (in votes) | vote									5
The Repurchase Program
Class of Stock [Line Items]
Number of shares repurchased (in shares)								7,993,602
Value of shares repurchased | $								$ 60,000,000
The Repurchase Program | Class A
Class of Stock [Line Items]
Common stock, par value (in dollars per share) | $ / shares													$ 0
Shares authorized, value | $													$ 60,000,000